THE PRUDENTIAL SERIES FUND

PSF Global Portfolio

Supplement dated June 22, 2022 to the

Currently Effective Summary Prospectus and Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for The Prudential Series Fund (the Trust) and the Summary Prospectus (the Summary Prospectus) for the PSF Global Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus and the Summary Prospectus.

The Prospectus is revised as follows, effective July 1, 2022:

I.

The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and in the Summary section of the Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class III Shares
Management Fees	0.75%	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
+Other Expenses	0.03%	0.03%
=Total Annual Portfolio Operating Expenses	0.78%	1.03%
-Fee Waiver and/or Expense Reimbursement	(0.05)%	(0.05%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.73%	0.98%

(1) The Manager has contractually agreed to waive 0.0345% of its management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive 0.012% of its management fee through June 30, 2023. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

(2) Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
PSF Global Portfolio Class I Shares	$75	$244	$428	$961
PSF Global Portfolio Class III Shares	$100	$323	$564	$1,255

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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